Amended and Restated Agreement and Plan of Merger (Details) - USD ($)	1 Months Ended
	Oct. 01, 2014	Jun. 30, 2014	Mar. 31, 2015	Dec. 31, 2014	Jun. 06, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Common stock, par value			$ 0.001	$ 0.001		$ 0.001
Consideration received for common stock shares of parent company agreed to be sold by related party to Evolutionary Genomics subsidiary		$ 145,000
Total number of common shares of parent company that can be purchased by Evolutionary Genomic''s shareholders under Securities Purchase Option Agreement		2,252,233
Scenario, Forecast [Member]
Business Acquisition [Line Items]
Total purchase price consideration for parent company common stock shares that can be purchased by Evolutionary Genomic''s shareholders per agreement		$ 10,000
Member Of Board Of Directors [Member]
Business Acquisition [Line Items]
Common stock shares of parent company agreed to be sold by related party to Evolutionary Genomics subsidiary		366,000
Member Of Board Of Directors [Member] | Scenario, Forecast [Member]
Business Acquisition [Line Items]
Total number of parent company common stock shares that can be purchased by Evolutionary Genomic''s shareholders per agreement		1,611,475
Chief Executive Officer [Member]
Business Acquisition [Line Items]
Common stock shares of parent company agreed to be sold by related party to Evolutionary Genomics subsidiary		366,000
Chief Executive Officer [Member] | Scenario, Forecast [Member]
Business Acquisition [Line Items]
Total number of parent company common stock shares that can be purchased by Evolutionary Genomic''s shareholders per agreement		1,611,475
Maximum [Member] | Scenario, Forecast [Member]
Business Acquisition [Line Items]
Effective date of merger		Dec. 31, 2015
Date of agreement amendment		Mar. 02, 2015
Evolutionary Genomics, Inc. [Member]
Business Acquisition [Line Items]
Consideration received for shares of common stock purchased by counterparty	$ 110,000
Shares of common stock purchased by counterparty	5,201,423
Common stock held by related party	5,933,423
Percentage of common stock held by related party	75.16%
Evolutionary Genomics, Inc. [Member] | Scenario, Forecast [Member]
Business Acquisition [Line Items]
Ownership interest by Fona, Inc. in subsidiary					100.00%
Evolutionary Genomics, Inc. [Member] | Common Stock [Member] | Scenario, Forecast [Member]
Business Acquisition [Line Items]
Newly issued shares provided to shareholders pursuant to terms of Merger Agreement		308,821,675
Common stock, par value		$ 0.001
Percentage of equity interest of combined company to be held by the shareholder group pursuant to the merger agreement		86.20%
Eg I, LLC [Member] | Scenario, Forecast [Member]
Business Acquisition [Line Items]
Ownership interest by Fona, Inc. in subsidiary					100.00%
Eg I, LLC [Member] | Common Stock [Member] | Scenario, Forecast [Member]
Business Acquisition [Line Items]
Newly issued shares provided to shareholders pursuant to terms of Merger Agreement		47,323,188
Percentage of equity interest of combined company to be held by the shareholder group pursuant to the merger agreement		13.30%
Fona, Inc. [Member] | Common Stock [Member] | Scenario, Forecast [Member]
Business Acquisition [Line Items]
Percentage of equity interest of combined company to be held by the shareholder group pursuant to the merger agreement		0.50%
Number of shares to be retained by original shareholders pursuant to merger agreeement		1,960,688